CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Investments:
Debt Securities, Available-for-sale		$ 4,122,600	$ 3,788,600
Debt Securities, Trading	[1]	1,485,700	1,475,500
Short-term investments, available for sale		93,600	52,000
Short-term investments, trading at fair value		2,100	6,300
Catastrophe bonds, trading at fair value (amortized cost — 2023: $1.6 and 2022: $5.1)		1,600	2,900
Privately-held Investments, available for sale, at fair value	[2]	14,900	0
Privately-held Investments	[2]	475,000	533,000
Investments, equity method		7,600	6,200
Other Investments	[3]	209,300	221,300
Investments, Excluding Derivative Assets		6,412,400	6,085,800
Reinsurance recoverables:
Cash and Cash Equivalents, at Carrying Value	[4]	1,028,100	959,200
Unpaid losses recoverable from reinsurers (net of allowance for expected credit losses of 2023: $3.7 and 2022: $3.7)		4,577,800	4,897,700
Ceded unearned premiums		733,500	737,300
Receivables:
Underwriting premiums receivables (net of allowance for expected credit losses of 2023: $21.0 and 2022: $25.0)		1,435,300	1,482,400
Deferred acquisition costs		296,200	319,000
Derivatives assets		31,700	56,200
Right-of-use operating lease assets		61,600	72,800
Income taxes refundable		4,300	20,800
Deferred tax assets		312,600	120,100
Other assets		309,600	384,200
Intangible assets and goodwill		21,700	21,800
Total assets		15,224,800	15,157,300
Insurance Reserve [Abstract]
Reserve for losses and loss adjustment expenses		7,810,600	7,710,900
Unearned premiums		2,426,300	2,457,500
Total insurance reserves		10,236,900	10,168,400
Reinsurance premiums		1,416,600	1,980,100
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
Income taxes payable		12,600	10,900
Deferred tax liabilities		1,600	900
Accrued expenses and other payables	[5]	214,400	201,800
Payables for securities purchased		22,300	6,900
Operating lease liabilities		86,100	95,500
Derivative liabilities		25,800	34,900
Long-term debt		300,000	0
Short-Term Debt		0	299,900
Total liabilities		12,316,300	12,799,300
Commitments and contingent liabilities		0	0
Common Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Ordinary shares, value		604	604
Preference shares, value		753,500	753,500
Additional paid-in capital		761,200	761,200
Retained earnings		1,793,500	1,349,000
Accumulated other comprehensive (loss)		(400,300)	(506,300)
Total shareholders' equity		2,908,500	2,358,000
Total liabilities and shareholders’ equity		$ 15,224,800	$ 15,157,300

[1]	Fixed income maturities, trading at fair value includes related party investments totaling $129.8 million (2022 — $Nil).
[2]	Privately-held investments, trading at fair value include related party investments totaling $112.4 million (2022 — $44.8 million). Privately-held investments, available for sale include related party investments totaling $14.9 million (2022 — $Nil).
[3]	Other investments includes related party investments of $23.9 million (2022 — $25.3 million) in Apollo Real Estate Fund and $15.9 million (2022 — $12.7 million) in Apollo Origination Partnership.
[4]	Cash and cash equivalents includes restricted cash of $323.2 million (2022 — $232.1 million) which are held in trusts.
[5]	Includes amounts due to related parties of $2.1 million for investment management fees (2022 — $4.5 million), and $1.2 million for management consulting fees (2022 — $1.3 million).